Consolidated Balance Sheet - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks		$ 39,886	$ 31,395
Federal funds sold			1,100
Cash and cash equivalents		39,886	32,495
Investment securities available for sale, at fair value		95,283	114,376
Loans held for sale		463	634
Loans		923,213	609,140
Less allowance for loan and lease losses		7,190	6,598
Net loans		916,023	602,542
Premises and equipment, net		11,853	11,203
Goodwill		15,071	4,559
Core deposit intangibles		2,749	36
Bank-owned life insurance		15,652	13,540
Other real estate owned		212	934
Accrued interest receivable and other assets		9,144	7,502
TOTAL ASSETS		1,106,336	787,821
LIABILITIES
Noninterest-bearing demand		192,438	133,630
Interest-bearing demand		83,990	59,560
Money market		150,277	74,940
Savings		208,502	172,370
Time		242,987	189,434
Total deposits		878,194	629,934
Short-term borrowings		74,707	68,359
Other borrowings		29,065	9,437
Accrued interest payable and other liabilities		4,507	3,131
TOTAL LIABILITIES		986,473	710,861
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 3,603,881 and 2,640,418 shares issued; 3,217,716 and 2,254,253 shares outstanding		84,859	47,943
Retained earnings		47,431	41,334
Accumulated other comprehensive income	[1]	1,091	1,201
Treasury stock, at cost; 386,165 shares		(13,518)	(13,518)
TOTAL STOCKHOLDERS' EQUITY		119,863	76,960
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 1,106,336	$ 787,821

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.